Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Amounts due to third-parties	33,157	44,180	6,093
Income tax payables	13,446	11,383	1,570
Other tax payables	12,025	—	—
Salary and welfare payables	33,262	19,215	2,650
Deposits received from ride-hailing drivers	3,234	3,220	444
Purchase consideration payable	15,845	15,739	2,171
Others	14,980	7,018	967
Total	125,949	100,755	13,895